STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company did not issue any common stock purchase warrants or options during the years ended December 31, 2017 and 2016. The following tables represent stock options and warrants activities for the years ended December 31, 2017 and 2016.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	90,000	$0.34	3.10	$10,350
Granted	-
Exercised	(15,000)	$0.01
Forfeited or cancelled	-
Outstanding at December 31, 2016	75,000	$0.41	2.71	$82,000
Granted	-
Exercised	-
Forfeited or cancelled	(10,000)	$0.80
Outstanding at December 31, 2017	65,000	$0.35	2.00	$16,050
Exercisable at December 31, 2017	65,000	$0.35	2.00	$16,050
* Of the 65,000 options still active as of December 31, 2017: (i) 15,000 expire at 12-31-2018; (ii) 30,000 expire at 11-6-2019; and, (iii) 20,000 expire at 12-23-2020.

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
At December 31, 2017 and 2016, there were no outstanding and exercisable stock purchase warrants. The following summarizes the warrant activities during the year ended December 31, 2016:

2016
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2015	1,000,000	$3.00
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	1,000,000	$3.00
Outstanding at December 31, 2016	-	$-
Exercisable at December 31, 2016	-	$-